Share-based Compensation Expense (Tables) - Starry, Inc [Member]	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Valuation Assumptions
The following assumptions were used for options issued during the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Expected volatility	27.8% - 28.2%	24.0% - 28.1%
Expected term (in years)	5.4 - 6.1	5.0 - 6.1
Risk-free interest rate	0.8% - 1.1%	0.4% - 1.7%
Expected dividend yield	$0.00	$0.00

Schedule of Stock Options Activity
Stock options:
 A summary of stock option award activity for the year ended December 31, 2021 is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2021	8,089,996	$1.79	7.3	$11,053
Expired	(66,616)	2.39
Granted	1,295,362	7.23
Exercised	(600,943)	1.25
Cancelled or forfeited	(660,714)	3.15

Outstanding at December 31, 2021	8,057,085	$2.55	6.5	$58,469

Exercisable at January 1, 2021	4,614,863	$1.14	6.2	$9,371

Exercisable at December 31, 2021	5,262,716	$1.47	5.4	$44,060